Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Composition of Net Loans Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Real estate loans:
Loans	$ 204,316	$ 179,104
Deferred loan fees and costs	(837)	(692)
Allowance for loan losses	(1,812)	(1,605)	$ (1,313)
Net Loans	201,667	176,807
Real Estate Portfolio Segment [Member]
Real estate loans:
Loans	192,224	169,783
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Real estate loans:
Loans	5,681	5,389
Allowance for loan losses	(48)	(41)	(55)
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Real estate loans:
Loans	51,833	51,893
Allowance for loan losses	(540)	(503)	(486)
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Loans [Member]
Real estate loans:
Loans	57,514	57,282
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Real estate loans:
Loans	21,715	14,641
Allowance for loan losses	(152)	(103)	(81)
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Real estate loans:
Loans	92,234	77,730
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Real estate loans:
Loans	15,632	15,355
Allowance for loan losses	(136)	(138)	(153)
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Real estate loans:
Loans	5,129	4,775
Allowance for loan losses	(27)	(37)	$ (50)
Commercial Portfolio Segment [Member]
Real estate loans:
Loans	11,954	9,295
Consumer Portfolio Segment [Member]
Real estate loans:
Loans	$ 138	$ 26